Vessels, net (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance January 1, 2022	$148,175	$(28,451)	$119,724

Vessel additions	—	—	—
BWTS installation	555	—	555
Depreciation	—	(4,562)	(4,562)
Balance September 30, 2022	$148,730	$(33,013)	$115,717